Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses
8. Accrued Expenses
Accrued expenses consisted of the following as of March 31, 2022 and December 31, 2021 (in thousands):

	March 31, 2022	December 31, 2021
External research and preclinical development	8,521	$8,274
Employee compensation and benefits	3,180	6,344
Professional fees	1,495	953
Facilities and other	53	53

Accrued expenses	$13,249	$15,624

9. Accrued Expenses
Accrued expenses consist of the following as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
External research and preclinical development	$8,274	$4,702
Employee compensation and benefits	6,344	5,715
Professional fees	953	602
Facilities and other	53	65

Accrued expenses	$15,624	$11,084